TYPE           	 13F-HR
PERIOD           09/30/2008
FILER            OVERBROOK MANAGEMENT CORP.


SUBMISSION-CONTACT
NAME	            M. GRECCO
PHONE               212-661-8710



UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
REPORT FOR THE QUARTER ENDED: September 30, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):       [ ] is a restatement.
	                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
                    Name:          Overbrook Management Corp.
                    Address: 	   122 E. 42nd Street, Suite 2500
                              	   New York, NY 10168
                    13F File Number:28-10593

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:
Name:               Mary Grecco
Title:              CFO AND CCO
Phone:              (212) 661-8710
Signature	    Place          and, Date of Signing
Mary Grecco         New York, NY  November 13, 2008
Report Type (Check only one.):
                    [ ] 13F HOLDINGS REPORT
                    [ ] 13F NOTICE
                    [x] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
Form 13F File Number	Name
28-2408			Greenhaven Associates
28-10124		H. A. Schupf
08-1068 		Neuberger Berman

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:      	0
Form 13F Information Table Entry Total:      	52
Form 13F Information Table Value Total:      	159,853


FORM 13F INFORMATION TABLE
NAME
OF			 			VALUE 	 SHARES/ SH/	PUT/	INVESTMENT OTHER VOTING AUTHORITY
ISSUER			CLASS	CUSIP		(x$1000) 	PRN AMT PRNCALL	DISCRETION MGRS. SOLE 	SHARED	 NONE

3M COMPANY		COM	88579Y101	 2,060 	 30,160   SH		SOLE		 30,160
ABBOTT LABS		COM	002824100	 1,361 	 23,636   SH		SOLE		 23,636
ALCOA INC 		COM	013817101	 3,239 	 143,455  SH		SOLE		 143,455
ALLEGHENY TECHNOLOGIES 	COM	01741r102	 870 	 29,440   SH		SOLE		 29,440
AMERICAN EXPRESS CO	COM	025816109	 3,089 	 87,190   SH		SOLE		 87,190
AIG INC			COM	026874107	 831 	 249,497  SH		SOLE		 249,497
ANADARKO PETE CORP 	COM	032511107	 1,502 	 30,965   SH		SOLE		 30,965
AT&T INC		COM	00206R102	 901 	 32,266   SH		SOLE		 32,266
AUTOMATIC DATA PROCESS 	COM	053015103	 694 	 16,238   SH		SOLE		 16,238
AVERY DENNISON CORP 	COM	053611109	 941 	 21,150   SH		SOLE		 21,150
BANK OF AMERICA CORP	COM	060505104	 3,913 	 111,802  SH		SOLE		 111,802
BERKSHIRE HATHAWAY 	COM	084670207	 1,543 	 351 	  SH		SOLE		 351
BP PLC SPONSORED	ADR	055622104	 1,123 	 22,382   SH		SOLE		 22,382
CAMPBELL SOUP CO 	COM	134429109	 469 	 12,150   SH		SOLE		 12,150
CARPENTER TECHNOLOGY 	COM	144285103	 2,298 	 89,595   SH		SOLE		 89,595
CBS CORP NEW CLASS B	COM	124857202	 1,043 	 71,504   SH		SOLE		 71,504
CHEVRON CORPORATION	COM	166764100	 5,735 	 69,528   SH		SOLE		 69,528
CITIGROUP INC		COM	172967101	 923 	 44,994   SH		SOLE		 44,994
COCA COLA CO		COM	191216100	 468 	 8,841 	  SH		SOLE		 8,841
EVEREST RE GROUP LTD 	COM	g3223r108	 4,741 	 54,790   SH		SOLE		 54,790
EXXON MOBIL CORP	COM	30231G102	 11,671  150,280  SH		SOLE		 150,280
FEDEX CORP 		COM	31428X106	 456 	 5,775 	  SH		SOLE		 5,775
FRIEDMAN BILLINGS RMSY	COM	358434108	 29 	 14,257   SH		SOLE		 14,257
GENERAL AMERN INVS FUND	COM	368802104	 26,613 1,028,728 SH		SOLE		 1,028,728
GENERAL DYNAMICS CORP 	COM	369550108	 736 	 10,000   SH		SOLE		 10,000
GENERAL ELECTRIC CO	COM	369604103	 6,753 	 264,822  SH		SOLE		 264,822
HALLIBURTON COMPANY 	COM	406216101	 5,529 	 170,699  SH		SOLE		 170,699
HESS CORP 		COM	42809H107	 1,297 	 15,800   SH		SOLE		 15,800
HOME DEPOT INC 		COM	437076102	 594 	 22,933   SH		SOLE		 22,933
HONEYWELL INTL INC 	COM	438516106	 2,887 	 69,480   SH		SOLE		 69,480
INTEL CORP		COM	458140100	 4,903 	 261,789  SH		SOLE		 261,789
IBM			COM	459200101	 512 	 4,375 	  SH		SOLE		 4,375
iSHARES MSCI EAFE FUND	COM	464287465	 8,409 	 149,365  SH		SOLE		 149,365
JOHNSON & JOHNSON 	COM	478160104	 10,958  158,173  SH		SOLE		 158,173
JPMORGAN CHASE & CO	COM	46625H100	 4,276 	 91,555   SH		SOLE		 91,555
KIT DIGITAL INC.	COM	482470101	 11 	 41,740   SH		SOLE		 41,740
MEDTRONIC INC 		COM	585055106	 2,335 	 46,600   SH		SOLE		 46,600
MICROSOFT CORP		COM	594918104	 1,860 	 69,690   SH		SOLE		 69,690
NATIONAL CITY CORP	COM	635405103	 143 	 81,501   SH		SOLE		 81,501
NATIONAL-OILWELL INC.	COM	637071101	 873 	 17,385   SH		SOLE		 17,385
PARTNERRE LTD BERMUDA 	COM	g6852t105	 4,356 	 63,975   SH		SOLE		 63,975
PFIZER INC. 		COM	717081103	 3,284 	 178,075  SH		SOLE		 178,075
PROCTER & GAMBLE CO	COM	742718109	 367 	 5,271 	  SH		SOLE		 5,271
ROYAL DUTCH SHELL 	ADR	780259206	 1,044 	 17,686   SH		SOLE		 17,686
SCHLUMBERGER LTD 	COM	806857108	 1,087 	 13,916   SH		SOLE		 13,916
SPDR TR UNIT SER 1	COM	78462f103	 865 	 7,458 	  SH		SOLE		 7,458
STREETTRACKS GOLD TR	COM	78463v107	 5,354 	 62,935   SH		SOLE		 62,935
TEXAS INSTRUMENTS INC	COM	882508104	 3,564 	 165,761  SH		SOLE		 165,761
TIME WARNER INC NEW	COM	887317105	 307 	 23,450   SH		SOLE		 23,450
TOYOTA MOTOR CORP SP 	ADR	892331307	 4,501 	 52,460   SH		SOLE		 52,460
UNION PAC CORP COM	COM	907818108	 1,023 	 14,370   SH		SOLE		 14,370
WAL-MART STORES INC	COM	931142103	 5,516 	 92,095   SH		SOLE		 92,095
